AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006

Securities Act File No. 333-108248

Investment Company Act File No. 811-21420

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6

METROPOLITAN SERIES FUND II

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 578-3104

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and Address of Agent for Service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

METROPOLITAN SERIES FUND II

METLIFE STOCK INDEX PORTFOLIO II

May 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview of Metropolitan Series Fund II

Organization

The Metropolitan Series Fund II (the “Fund”) is a mutual fund, consisting of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. MetLife Advisers has contracted with Metropolitan Life Insurance Company (“Metropolitan Life”) to make the day-to-day investment decisions for the Portfolio.

Investors

Fund shares are offered only to certain eligible qualified retirement plans (“Qualified Plans”). The general public may not directly purchase Fund shares.

Investment Objective

The investment objective of the Portfolio may be changed without shareholder approval. There is no assurance that the Portfolio will achieve its investment objective.

Statement of Additional Information

The Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Please call the toll-free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

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MetLife Stock Index Portfolio II

Investment Objective

The investment objective of the Portfolio is to equal the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the S&P 500 Index because the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. Metropolitan Life, subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The S&P 500 Index includes stocks issued by some of the 500 largest companies as measured by aggregate market value, although stocks issued by companies that are not among the 500 largest companies are included in the S&P 500 Index for diversification purposes.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. You will receive 60 days’ prior notice if this 80% minimum is going to change.

Principal Index Investing Strategies

In addition to securities of the type contained in the S&P 500 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P 500 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the “correlation coefficient.” A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in the U.S. stock market.

•	Poor performance of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

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MetLife Stock Index Portfolio II

Investment Performance Record

The bar chart below shows the annual total returns of the Portfolio for each full calendar year since the Portfolio began operations, except that 2004 total returns are for the period beginning January 2, 2004 (the date on which the Portfolio commenced operations) and ending December 31, 2004. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the periods shown above, the highest quarterly return was 9.04% for the fourth quarter of 2004, and the lowest quarterly return was -2.21% for the first quarter of 2005. Past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	One Year	Life of the Portfolio (January 2, 2004)
Portfolio	4.47%	7.15%
S&P 500 Index	4.91%	8.01%

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	None

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MetLife Stock Index Portfolio II

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.33%

Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement(1)(2)	(0.29%	)

Net Operating Expenses(1)(2)	0.54%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive such portion of the Management Fee payable to it under its Investment Management Agreement with the Fund (the “Advisory Agreement”) as necessary to reduce the total Management Fee of the Portfolio to 0.243% from 0.25% of the average daily net assets of the Portfolio.
(2)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay a portion of the Portfolio’s expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of the Portfolio to the percentage shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit shown above. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit shown above; provided, however, that the Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The example assumes the expiration of both the fee waiver agreement and expense reduction arrangement after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$55	$236	$432	$998

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MetLife Stock Index Portfolio II

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing.    Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio’s return being lower than the return of the index.

Futures Contracts.    The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes in unexpected ways compared to the price of the index, the Portfolio could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Securities Lending

The Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

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MetLife Stock Index Portfolio II

securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes the Portfolio to risks, including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Portfolio Holdings

Shares of the Fund are offered only to Qualified Plans. The Fund generally posts on one or more Web sites, including www.metlife.com/msfII, the ten largest portfolio holdings of the Portfolio and the percentage that each of these holdings represents of the Portfolio’s total assets, and the percentage of the Portfolio’s total assets that these top ten holdings represent in the aggregate. This information is posted to the Web site on the first business day of the second month following the end of the calendar quarter. The Fund may exclude any portion of these holdings from publication when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above. Please consult the Fund’s Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2005, Metropolitan Life managed approximately $7.5 billion in mutual fund assets. Metropolitan Life is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior portfolio manager of the Portfolio. Urmil Shah, Norman Hu, and Mirsad Usejnoski are the assistant portfolio managers of the Portfolio.

Ms. Lituchy oversees the management of the Portfolio and is a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she managed the pension plan of the Bristol-Myers-Squibb Company.

Mr. Shah is an assistant portfolio manager and the portfolio administration manager for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He is responsible for assisting in all aspects of portfolio management for the Portfolio and has oversight responsibilities for the portfolio administrative staff, daily operations, data integrity and portfolio systems administration. Prior to joining Metropolitan Life in 2001, he was a portfolio management assistant on equity index funds for the Bank of New York.

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MetLife Stock Index Portfolio II

Mr. Hu is an assistant portfolio manager and trader for the Portfolio and an Associate Director in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski is an assistant portfolio manager and trader for the Portfolio and an Associate in the Investments Department of Metropolitan Life. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio’s average daily net assets. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.243%. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

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Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. The Portfolio pays MetLife Advisers an investment management fee. MetLife Advisers has contracted with Metropolitan Life to make the day-to-day investment decisions for the Portfolio and MetLife Advisers pays a subadvisory fee to Metropolitan Life for such services. MetLife Advisers is responsible for overseeing Metropolitan Life and for hiring or, if necessary, replacing Metropolitan Life, subject to approval by the Board of Trustees of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Fund’s Board of Trustees. The Fund will notify shareholders of any subadviser changes as required by the order.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the distribution plan, the Fund pays fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the shares of the Portfolio. These other parties may include broker-dealers and financial intermediaries. The distribution plan also authorizes the Fund to reimburse the Fund’s distributor, MetLife Securities, Inc., for sales commissions and other distribution costs allocable to the Portfolio. The fee under the distribution plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is 0.25% per year. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, these fees will increase the cost of investing over time.

Shares of the Portfolio are offered only to Qualified Plans, many of which may not limit the number of transfers that participants can make among the funds available as investment options under the Qualified Plans. A large number of transfers could raise transaction costs for the Portfolio and could require the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Market Timing

The Fund’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in the Portfolio’s shares that may be harmful to long-term investors,

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specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage the Portfolio’s assets ((i) or (ii), “market timing”). Shares of the Fund are sold exclusively to Qualified Plans. The procedures are designed to help detect market timing by participants in the Qualified Plans (“participants”).

The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in the Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any participant to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

If, based on discussions among MetLife Advisers and the Portfolio’s portfolio manager, the Portfolio is identified as presenting pricing inefficiencies that could potentially be exploited by market timers, MetLife Advisers will take certain steps to monitor the Portfolio’s cashflows for patterns of market timing. In addition, MetLife Advisers conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to the portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that the Portfolio’s cashflows may reflect a pattern of market timing, or (ii) that the Portfolio’s cashflows may reflect trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Qualified Plan recordkeeper.

If permitted by law and by the provisions of the relevant Qualified Plan, the Fund’s policies and procedures also require that the Qualified Plan’s recordkeeper seek to stop any market timing trading discovered, including, if necessary, no longer allowing the Qualified Plan to invest in the Portfolio.

If the Fund believes that any Qualified Plan recordkeeper has in place inadequate policies and procedures, with respect to a particular Qualified Plan or participant, to detect and deter market timing in Portfolio shares, the Fund may be discontinued as an investment option for such Qualified Plan.

The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

As discussed previously, Fund shares are offered only to Qualified Plans. Many of these Qualified Plans may not limit the number of transfers that participants can make among the funds available as investment options under the Qualified Plans. The terms of the Qualified Plans, the presence of financial intermediaries (including the recordkeepers of the Qualified Plans) between the Fund and participants and other factors such as blue sky laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, participants that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from

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frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. Frequent trading may cause the Portfolio to incur increased expenses. For example, as a result of such frequent trading, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. In addition, if the Portfolio invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. All of these factors may adversely affect Portfolio performance.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed with the Fund or an intermediary on behalf of the Fund. The net asset value per share for the Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-US markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolio’s foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Trustees has delegated day-to-day responsibility for valuing Portfolio assets to the subadviser of the Portfolio, who values such assets as described above and operates under procedures approved by the Board.

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Dividends and Capital Gain Distributions

Currently, the Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. The Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Trustees deems it appropriate and if such change would not cause the Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires the Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, the Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio.

Taxes

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Portfolio and does not address any foreign, state or local tax consequences.

The Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” (a “RIC”) under subchapter M of the Internal Revenue Code. So long as the Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although the Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Qualified Plans, if any such liability is incurred, the Portfolio’s investment performance will be adversely affected.

Taxation of Distributions from the Portfolio

For federal income tax purposes, distributions of investment income from a RIC are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends (“Capital Gain Dividends”) will be taxable to a shareholder receiving such distributions as long-term capital gains, regardless of how long the shareholder has held Portfolio shares. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income. For the taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Portfolio as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Portfolio before a shareholder’s investment (and thus were included in the price the shareholder paid). Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio’s net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Dividends and distributions declared by a Portfolio in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

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Long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—through December 31, 2008.

However, distributions by the Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Distributions by the Portfolio to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, an investor should consult a tax adviser to determine the suitability of the Portfolio as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Portfolio) from such a plan.

Sale or Exchange of Portfolio Shares.    The redemption, sale or exchange of Portfolio shares is a taxable event and may result in the recognition of gain or loss. Gain or loss, if any, recognized on the redemption, sale or exchange or other distribution of Portfolio shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and if the shareholder held the shares for more than one year.

Taxation of Certain Investments.    The Portfolio’s investments in foreign securities, if any, may be subject to foreign withholding or other taxes. In that case, the Portfolio’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Portfolio’s investments in foreign securities may increase or accelerate the Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

The Portfolio’s investments in certain debt obligations, if any, may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Non-U.S. Shareholders.    Capital Gain Dividends will not be subject to withholding. In general, dividends other than Capital Gain Dividends paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Portfolio beginning before January 1, 2008, the Portfolio generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Portfolio. The Portfolio does not intend to make such designations.

Backup Withholding.    The Portfolio is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Portfolio certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state or local taxes.

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Index Information

Standard & Poor’s sponsors the Standard & Poor’s 500 Composite Stock Price Index (the “index sponsor”). The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The index and its associated trademarks and service marks are the exclusive property of the index sponsor. The Fund’s SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life and the Fund.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and references thereto have been made with permission. The MetLife Stock Index Portfolio II is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this Portfolio. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

14

Financial Highlights

The financial highlights table is intended to help you understand the financial performances of the Portfolio for the life of the Portfolio. Certain information reflects financial results for a single share of the Portfolio. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for the period shown. This information has been audited by Deloitte & Touche LLP, whose report for 2005, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

15

MetLife Stock Index Portfolio II

	Year ended December 31, 2005		January 2, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$10.84		$10.00

Income From Investment Operations
Net investment income	0.15		0.12
Net realized and unrealized gain of investments	0.33		0.87

Total from investment operations	0.48		0.99

Less Distributions
Distributions from net investment income	0.00		(0.12)
Distributions from net realized capital gains	(0.00	)(d)	(0.03)

Total Distributions	0.00		(0.15)

Net Asset Value, End of Period	$11.32		$10.84

Total Return (%)	4.5		9.9	(b)
Ratio of operating expenses to average net assets (%)	0.55		0.56	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.83		1.19	(c)
Ratio of net investment income to average net assets (%)	1.39		1.61	(c)
Portfolio turnover rate (%)	56		42	(c)
Net assets, end of period (000)	$95,860		$61,879

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Distribution for the period was less than $0.01.

16

METROPOLITAN SERIES FUND II

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 446-8638

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this Prospectus, which means that it is a part of this Prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Portfolio. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about the Portfolio, or make shareholder inquiries by calling toll free (800) 446-8638. Free copies of the SAI and shareholder reports are available at the following Web site: www.metlife.com/msfII.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund II’s Investment Company Act file number is 811-21420.

METROPOLITAN SERIES FUND II

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to the prospectus of Metropolitan Series Fund II (the “Fund”) dated May 1, 2006, as the prospectus may be supplemented or amended from time to time (the “Prospectus”), and should only be read along with the Prospectus for the Portfolio. A copy of the Prospectus may be obtained from Metropolitan Series Fund II, c/o Metropolitan Life Insurance Company, Attn: MetLife Retirement Plans, 13045 Tesson Ferry Road, St. Louis, Missouri 63128 or by calling (800) 446-8638.

GENERAL

Defined terms used in this SAI, but not defined herein, are used as they are defined in the Prospectus.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective and principal investment strategies of the Fund’s MetLife Stock Index Portfolio II (the “Portfolio”) are set forth in the Prospectus. There can be no assurance that the Portfolio will achieve its investment objective. For more information about the investment policies of the Portfolio, see below under “Investment Restrictions” and “Investment Practices” and the Prospectus. Except as otherwise indicated, the Portfolio’s investment objective and policies set forth in the Prospectus and this SAI are not fundamental and may be changed without shareholder approval. For purposes of the Portfolio’s policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

The terms “shareholder approval” and “approval of a majority of the outstanding voting securities,” as used in the Prospectus and this SAI, mean approval by the lesser of (i) 67% of the shares the Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Portfolio.

INVESTMENT RESTRICTIONS

The following is a description of fundamental and non-fundamental restrictions on the investments to be made by the Portfolio. Fundamental restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. Non-fundamental restrictions may be changed without such vote. Percentage tests regarding any investment restriction apply only at the time that the Portfolio makes that investment. A policy is fundamental only if the Prospectus or this SAI states that it is fundamental or that it may be changed only by shareholder vote.

Fundamental Investment Restrictions

The Portfolio may not:

1.	(a) Borrow money to purchase securities or purchase securities on margin; (b) borrow money more than 5% of total assets for extraordinary or emergency purposes (e.g., to honor redemption requests which might otherwise require the sale of securities at an inopportune time); or (c) borrow in the form of short-term credits necessary to clear Portfolio transactions or to enter into reverse repurchase agreements with banks, together with amounts borrowed for extraordinary or emergency purposes, more than 1/3 of the amount by which total assets exceed total liabilities (excluding the liabilities represented by such obligations).

2.	Engage in the underwriting of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be a “statutory” underwriter for purposes of the Securities Act of 1933.

3.	Issue senior securities.

4.	Sell call options which are not covered options.

5.	Make loans but this shall not prohibit a Portfolio from entering into repurchase agreements or purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors.

6.	Invest more than 10% of total assets (including REITs) in real estate interests, including real estate mortgage loans, provided that the limit shall not restrict investments in exchange-traded real estate investment trusts and shares of other real estate companies.

7.	Invest more than 25% of total assets in securities issued by companies primarily engaged in any one industry; provided that: (a) utilities will be considered separate industries according to type of service; (b) oil and oil related companies will be considered separate industries according to type (e.g., domestic crude oil and gas producers, domestic integrated oil companies, international oil companies, and oil service companies will each be deemed a separate industry); and (c) savings, loan associations, and finance companies will be considered separate industries. For these purposes, money market instruments issued by a foreign branch of a domestic bank will not be deemed to be an investment in a domestic bank. The Fund will disclose when more than 25% of these above-mentioned Portfolios’ total assets are invested in four oil related industries.

If the Prospectus or this SAI specifically states that the Portfolio may engage in practices that would otherwise violate a fundamental policy, such exception is also part of the Portfolio’s fundamental policies. (On the other hand, any policy set forth in the Prospectus or “Investment Objectives and Policies” section of this SAI that is more restrictive than any fundamental policy on the same subject may be changed without a shareholder vote.)

The following sets out additional fundamental policies and restrictions for the Portfolio:

As a fundamental policy, the Portfolio may not:

a.	Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), but excluding investments through American Depositary Receipts (“ADRs”)) except 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.

b.	Lend portfolio securities in excess of 20% of total assets.

c.	Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio’s assets (excluding “in the money” and “bona fide hedging” as defined by the Commodity Futures Trading Commission (the “CFTC”)). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding “in the money” and “bona fide hedging” as defined by the CFTC).

d.	Sell put options other than to close out option positions previously entered into.

Non-Fundamental Investment Restrictions

The following non-fundamental policies are in addition to those described elsewhere in the Prospectus or this SAI:

1.	The Portfolio may not acquire securities for the purpose of exercising control over the management of any company.

2.	With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company.

3.	With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer (as of the time of acquisition); provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company.

4.	The Portfolio may not make any short sale.

5.	The Portfolio may not participate on a joint or joint and several basis in any trading account in securities.

INVESTMENT PRACTICES

The following information relates to some of the investment practices in which the Portfolio may engage. The Portfolio may be subject to specific limitations on these investment practices, as stated above under “Investment Objective and Policies” or “Investment Restrictions” or in the Prospectus. The information below does not describe every type of investment, technique or risk to which the Portfolio may be exposed. The Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed above under “Investment Restrictions.”

Equity Securities – The Portfolio may invest in equity securities. Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Portfolio may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of a portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

Convertible Securities – The Portfolio may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

Fixed-Income Securities – The Portfolio may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security’s issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest or dividend payments. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a “call option” and redeem the security during times of declining interest rates, the Portfolio may realize a capital loss on its investment if the security was purchased at a premium and the Portfolio may be forced to replace the called security with a lower yielding security.

Because interest rates vary, it is impossible to predict the income for any particular period of a portfolio that invests in fixed-income securities. Fluctuations in the value of the Portfolio’s investments in fixed-income securities will cause the net asset value of the Portfolio to increase or decrease.

Duration is a measure of the price volatility of a bond equal to the weighted average term to maturity of the bond’s cash flows. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond’s current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond’s current value. The higher the yield, the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds of less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years’ maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. The relationship is approximately as follows:

Percent change in bond price = - (Duration x Absolute change in yield).

For example, a bond with 10 years’ duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years’ duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with five-years’ duration. This same relationship holds true for the duration and price of the entire bond portfolio of the Portfolio.

Money Market Instruments – Obligations of foreign branches of U.S. banks and other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by the Portfolio only when the Portfolio’s adviser or subadviser believes the risks are minimal.

The following constitutes a description of the money market instruments that may be purchased by the Portfolio, some of which may only be used for investment for temporary defensive purposes, pending investment in other securities or for liquidity purposes.

U.S. Government Securities – Bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association, the Farmers’ Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

Certificates of Deposit – Certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

Bankers’ Acceptances – Short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Eurodollar Obligations – Obligations of foreign branches of U.S. banks.

Commercial Paper – Promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper may also be backed by segregated assets. See “Asset-backed securities” below. For a description of commercial paper ratings see Appendix A-2. Commercial paper may also be issued by foreign companies or banks or their U.S. affiliates.

U.S. Government Securities – The Portfolio may invest in some or all of the following U.S. Government securities, as well as in other types of securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities:

U.S. Treasury Bills – Direct obligations of the United States Treasury, which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

U.S. Treasury Notes and Bonds – Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

“Ginnie Maes” – Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer’s Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” – The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

“Freddie Macs” – The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

U.S. Government securities often do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the net asset value of the Portfolio. Since the magnitude of these fluctuations will generally be greater at times when the Portfolio’s average maturity is longer, under certain market conditions, the Portfolio may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Foreign Securities – The Portfolio may invest in foreign securities. Unless otherwise indicated in the Prospectus or this SAI, foreign securities refer to securities of issuers organized or headquartered outside the United States or primarily traded outside the United States (“foreign securities”).

Although investing in foreign securities may increase the Portfolio’s diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Portfolio’s receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

The Portfolio’s investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which the Portfolio’s holdings are denominated will result in a change in the U.S. dollar value of the Portfolio’s assets and income available for distribution.

In addition, although part of the Portfolio’s income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Portfolio’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Portfolio could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Portfolio accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

The Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including shares of funds that invest primarily in securities of issuers located in one foreign country or region. The Portfolio may, subject to the limitations stated above, invest in World Equity Benchmark Shares (“WEBS”) and similar securities that invest in securities included in foreign securities indices. See “Investment Practices – Foreign Equity Depositary Receipts.”

Foreign Equity Depositary Receipts – In addition to purchasing foreign securities directly, the Portfolio may purchase Foreign Equity Depositary Receipts, which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. The Portfolio may invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”). The Portfolio may also invest in American Depositary Receipts (“ADRs”), which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs and IDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

Foreign Equity Depositary Receipts can be either “sponsored” or “unsponsored.” Sponsored Foreign Equity Depositary Receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored Foreign Equity Depositary Receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored Foreign Equity Depositary Receipts.

To the extent the Portfolio acquires Foreign Equity Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Foreign Equity Depositary Receipts to issue and service such Foreign Equity Depositary Receipts (unsponsored), there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Foreign Equity Depositary Receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of Foreign Equity Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Foreign Equity Depositary Receipts and the underlying securities are quoted. However, by investing in Foreign Equity Depositary Receipts, such as ADRs, that are quoted in U.S. dollars, the Portfolio may avoid currency risks during the settlement period for purchases and sales.

Emerging Markets – The Portfolio may invest in the securities of issuers in emerging market countries (up to the limit of the Portfolio’s ability to invest in foreign securities). Investing in securities of issuers in emerging market countries involves risks in addition to those discussed in the Prospectus and this SAI under “Foreign Securities.” Emerging market countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. The Portfolio’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Portfolio, the subadviser, its affiliates and their respective clients and other service providers. The Portfolio may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign countries or limit investment by foreign countries to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Portfolio. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that the Portfolio may invest in such countries only through other investment funds in such countries. See “Investment Company Securities” below.

Emerging market countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities. Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

In addition, although investment opportunities may exist in emerging market countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies that may be occurring. As a result investment opportunities that may currently exist may be threatened.

Prior authoritarian governments of certain emerging market countries previously expropriated large amounts of real and personal property, which may include property that will be represented by or held by entities issuing the securities the Portfolio might wish to purchase. In many cases, the claims of the prior property owners against those governments were never finally settled. There can be no assurance that any property represented by or held by entities issuing securities purchased by the Portfolio will not also be expropriated, nationalized, or confiscated. If that property were confiscated, the Portfolio could lose a substantial portion of its investments in such countries. The Portfolio’s investments could also be adversely affected by exchange control regulations imposed in any of those countries.

Illiquid Securities – The Portfolio may invest up to 15% of its net assets in “illiquid securities,” that is, securities which in the opinion of the subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio’s subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio is in a position where more than 15% of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be in the best interest of the Portfolio’s shareholders.

Rule 144A Securities – The Portfolio may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Portfolio’s subadviser has determined, under guidelines established by the Fund’s Board of Trustees, that the particular issue of Rule 144A securities is liquid.

Real Estate Investment Trusts (“REITs”) – The Portfolio may invest in REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risk of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemption from the Investment Company Act of 1940 (the “1940 Act”). REITs, and mortgage REITs in particular, are also subject to interest rate risk.

Investment Company Securities – The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act. Because of restrictions on direct investment by U.S. entities in certain countries, the Portfolio may choose to invest indirectly in such countries by purchasing shares of another investment company that is permitted to invest in such countries, which may be the most practical or efficient way for the Portfolio to invest in such countries. In other cases, where the Portfolio’s subadviser desires to make only a relatively small investment in a particular country, investing through an investment company that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Portfolio will bear its share of the expenses of that investment company. These expenses are in addition to the Portfolio’s own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio.

Exchange Traded Funds (see below) are investment company securities; therefore, investments therein are subject to the Portfolio’s limitation on investment in other investment companies.

Exchange Traded Funds – The Portfolio may invest in Exchange Traded Funds (“ETFs”) subject to the restrictions on the percentage of such Portfolios’ assets that may be represented by Investment Company Securities. ETFs are also referred to as Domestic Equity Depositary Receipts. ETFs are interests in a unit investment trust (“UIT”) that holds a portfolio of securities that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), DIAMONDs, iShares, HOLDRs, VIPERs and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (each of these ETFs are listed on the American Stock Exchange).

ETFs are issued in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the relevant index (the “Target Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the Target Index and the net asset value of a Portfolio Deposit.

ETFs are not individually redeemable, except upon termination of the UIT that issued them. To redeem, the Portfolio must accumulate enough ETFs to reconstitute a Creation Unit. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The redemption price (and therefore the sale price) of ETFs is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of stocks. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they trade (which may result in their trading at a discount or premium to their net asset value). ETFs may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs.

Repurchase Agreements – The Portfolio may enter into repurchase agreements by which the Portfolio purchases a security (usually a U.S. Government Security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. Through the custodian or subcustodian, the Portfolio receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price.

The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, or the seller may enter insolvency, thereby delaying or limiting realization of collateral. In such event, the Portfolio may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, the Portfolio may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Reverse Repurchase Agreements and Dollar Rolls – The Portfolio may enter into reverse repurchase agreements and dollar rolls with qualified institutions to seek to enhance returns. Information about specific limitations on reverse repurchase agreements applicable to the Portfolio is set out above under “Investment Objectives and Policies” and “Investment Restrictions.”

Reverse repurchase agreements involve sales of portfolio assets concurrently with an agreement by that fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the fund continues to receive principal and interest payments on these securities.

The Portfolio may enter into dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

The Portfolio will establish a segregated account with its custodian in which it will maintain high quality liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Although reverse repurchase agreements and dollar rolls have certain characteristics similar to borrowings, these investment techniques are not considered borrowings by the Portfolio for purposes of determining the limitations on the Portfolio’s borrowings described under the heading “Investment Restrictions.”

Purchasing and Selling Options on Securities – The Portfolio may purchase and sell options on a security, which entitle the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange. For a discussion of additional risks related to futures and options, see the discussion below. Information about specific limitations on option transactions applicable to the Portfolio is set out above under “Investment Objectives and Policies” and “Investment Restrictions.”

Risks Related to Futures and Options – The purchase and sale of futures contracts, options on futures, and options on securities or indexes and options involve risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. The Portfolio’s use of futures contracts or options will not be fully effective unless the Portfolio can compensate for such imperfect correlation. There is no assurance that the Portfolio will be able to effect such compensation.

The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, the Portfolio would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. To compensate for imperfect price movement correlations, the Portfolio may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, the Portfolio may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.

There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security or index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a portfolio will typically not own all of the securities included in a particular index).

Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission (“CFTC”). There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Portfolio would have to exercise the option in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time the Portfolio purchases foreign futures or options.

The successful use of transactions in futures and options depends in part on the ability of the Portfolio to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, the Portfolio may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that the Portfolio holds futures or options positions, the Portfolio will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Portfolio’s total return for such period may be less than if it had not engaged in the futures or option transaction.

Future Developments – The above discussion relates to the Portfolio’s proposed use of futures contracts, options and options on futures contracts and swap transactions currently available. The relevant markets and related regulations are constantly evolving. In the event of future regulatory or market developments, the Portfolio may also use additional types of futures contracts or options and other similar or related investment techniques.

Writing Covered Options – The Portfolio may write covered call or put options. A call option on a futures contract written by the Portfolio is considered to be covered if the Portfolio owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Portfolio is considered to be covered if the Portfolio owns a security deliverable under the option. A written call option is also covered if the Portfolio holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

A put option on a futures contract written by the Portfolio, or a put option on a security written by the Portfolio, is covered if the Portfolio maintains cash or other liquid assets with a value equal to the exercise price in a segregated account with the Portfolio’s custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer’s position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit the Portfolio to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Portfolio to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

The Portfolio will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Portfolio will have a net gain from the options transaction, and the Portfolio’s total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Portfolio when the put options are closed.

Over-the-Counter Options – An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Portfolio will seek to enter into over-the-counter options only with dealers who agree to and are expected to be capable of entering into closing transactions, there can be no assurance that the Portfolio will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Portfolio might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Portfolio cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a “primary dealer” in U.S. Government securities is the other party to an option contract written by a mutual fund, such as the Portfolio, and such fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the fund only needs to treat as illiquid that amount of the “cover” assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is “in-the-money”).

Purchasing and Selling Futures (and options thereon) – The Portfolio may purchase and sell futures and options on futures. Information about specific limitations on futures and options on futures applicable to the Portfolio is set out above under “Investment Objectives and Policies” and “Investment Restrictions.”

Futures Contracts – A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

When a trader, such as the Portfolio, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as “initial margin,” an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin” or “maintenance margin.” When the Portfolio takes a long position in a futures contract, the Portfolio will establish a segregated account with its custodian containing liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Portfolio will establish a segregated account with the custodian with liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options on Futures – An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the CFTC.

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

For a discussion of additional risks related to futures and options, see the discussion below.

Eurodollar Futures and Options – The Portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank

Offered Rate (“LIBOR”), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Swaps, Caps, Floors, Collars, Etc. – The Portfolio may enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. The Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

The Portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that the Portfolio maintains in a segregated account with its custodian liquid assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the 1940 Act, as amended, and, thus, will not be treated as being subject to the Portfolio’s borrowing restrictions. The Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Portfolio’s subadviser. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars may not be as liquid as swaps.

The liquidity of such agreements will be determined by the Portfolio’s subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio’s rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities.

The Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations under the swap agreement over the accrued amount it is entitled to receive under the agreement. If the Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accrued obligations under the agreement.

Warrants – The Portfolio may invest in warrants, which are securities that give a holder the right to purchase equity securities from the issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Indexed Securities – The Portfolio may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Portfolio may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the Portfolio to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

When-Issued Securities – The Portfolio may invest in when-issued securities. If the value of a “when-issued” security being purchased falls between the time the Portfolio commits to buy it and the payment date, the Portfolio may sustain a loss. The risk of this loss is in addition to the Portfolio’s risk of loss on the securities actually in its portfolio at the time. In addition, when the Portfolio buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Portfolio may be lower than the yield available on other, comparable securities at the time of delivery or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. The Portfolio will maintain assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a “when-issued” basis.

Forward Commitments – The Portfolio may purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The Portfolio is required to hold and maintain in a segregated account with the custodian, until three-days prior to settlement date, cash or other liquid assets in amount sufficient to meet the purchase price. Alternatively, the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. The purchase of securities on a forward commitment basis involves risk of loss if the value of the security to be purchased declines prior to the settlement date or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. Although the Portfolio will generally purchase securities on a forward commitment basis with the intention of acquiring such securities for its portfolio, the Portfolio may dispose of forward commitments prior to settlement if the subadviser deems it appropriate to do so.

Hybrid Instruments – The Portfolio may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rate. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends and below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument in structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be the subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

Lending of Portfolio Securities – The Portfolio may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described herein. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Portfolio. The Portfolio pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

The Portfolio may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by the Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under “Taxes” below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code.

Disclosure of Portfolio Holdings – The Fund’s Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Fund’s portfolio holdings information and to seek to prevent the selective disclosure of such information. The Fund reserves the right to modify these policies and procedures at any time without notice.

Pursuant to these polices and procedures, MetLife Advisers or the subadviser may disclose the Portfolio’s portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the Securities and Exchange Commission or a posting on one or more Web sites only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; and (ii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Fund’s policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Fund’s service providers (e.g., custodian, distributors, counsel, independent registered public accounting firm) in order for the service providers to fulfill their contractual duties to the Fund; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Fund subadviser prior to such subadviser commencing its duties; (iv) the subadviser of the Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; (v) consultants that provide research and consulting services to MetLife Advisers or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the MetLife enterprise; and (vi) firms that provide pricing services, proxy voting services and research and trading services. Other service providers to whom portfolio information may be disseminated in accordance with the aforementioned procedures may include (a) financial printers and binding services; (b) document storage providers; (c) software vendors; (d) analytic tool providers; and (e) certain other law firms.

In accordance with the aforementioned procedures, MetLife Advisers, the subadviser and/or their affiliates periodically disclose the Fund’s portfolio holdings information on a confidential basis to various service providers. Among the service providers to which MetLife Advisers, the subadviser and/or their affiliates may periodically disclose the Fund’s portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:

• Deloitte & Touche LLP	• Ropes & Gray LLP
• Institutional Shareholder Services	• RR Donnelley
• MetLife Securities, Inc.	• State Street Bank and Trust Company
• Morgan, Lewis & Bockius LLP

The Fund’s policies and procedures prohibit the dissemination of nonpublic portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by MetLife Advisers’ or the subadviser’s Chief Compliance Officer and the Fund’s Chief Compliance Officer as in the best interests of the Fund, and only if such exceptions are reported to the Fund’s Board of Trustees at its next regularly scheduled meeting. The Prospectus describes certain types of information that is disclosed on one or more Web sites (including www.metlife.com/msfII), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.

Dissemination of the Fund’s portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Fund disseminates portfolio holdings to certain eligible qualified retirement plan (“Qualified Plan”) trustees or participants only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such Qualified Plan trustees or participants or the general public.

It is the policy of MetLife Advisers to comply with all applicable provisions of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings information.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because foreign exchanges are not always closed at the same time that the New York Stock Exchange is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the New York Stock Exchange is closed. Therefore, the net asset value of a portfolio that holds these securities may change on days when shareholders will not be able to purchase or redeem Fund shares.

Expenses of the Portfolio are paid or accrued each day.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. If no closing price is available, then such securities are valued by using the mean between the last reported bid and asked prices. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Securities traded primarily on an exchange outside of the United States that closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day are valued at the mean between the last reported bid and asked prices. However, because most foreign markets close well before the Fund values its securities (typically at 4 p.m. Eastern Time), the earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolio’s foreign equity securities (if any) using fair value prices based on third party vendor modeling tools.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Subject to the Board’s oversight, the Fund’s Board of Trustees has delegated day-to-day responsibility for valuing Portfolio assets to the Portfolio’s subadviser, who values such assets as described above and operates under procedures approved by the Board.

EXPENSES

Expense Agreement

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed, from May 1, 2006 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred. In addition, MetLife Advisers has agreed, for the period May 1, 2006 through April 30, 2007, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund (the “advisory agreement”) as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.25% of the average daily net assets of the Portfolio.

Additional Information About Expenses

The Portfolio pays all expenses not borne by its adviser, MetLife Advisers, or its subadviser, MetLife, including, but not limited to, the charges and expenses of the Portfolio’s custodian, Independent Registered Public Accounting Firm and legal counsel for the Fund and its independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of the Fund who are not directors, officers or active employees of MetLife Advisers or its affiliates, other than affiliated registered investment companies.

The table below sets forth the total expenses incurred by the Portfolio during the year ended December 31, 2005 and what the Portfolio’s expenses would have been without the expense agreement for the same period.

Total Operating Expenses (as a percentage of average daily net assets)	Total Operating Expenses (as a percentage of average daily net assets without the expense agreement)
0.55%	0.83%

These expense figures do not include portfolio brokerage commissions, which are not deducted from the Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

TRUSTEES AND OFFICERS

The Fund’s Trustees review actions of the Fund’s investment adviser and subadvisers, and decide upon matters of general policy. The Fund’s officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund’s officers are listed below. There is no limit to the term a Trustee may serve. Trustees serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Board or until the election or appointment and the qualification of a successor.

Interested Trustees (1)

Each Trustee below is an “interested person” (as defined by the 1940 Act) in that Mr. McHaffie is an employee of MetLife, which is an affiliate of MetLife Advisers, the investment adviser of the Fund, and Mr. Typermass is a former employee of MetLife and owns securities issued by MetLife, Inc., the ultimate parent company of MetLife Avisers.

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships (2)	Number of Portfolios in Fund Complex Overseen by Trustee (3)
Hugh C. McHaffie Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116 Age: 47	Trustee, Chairman of the Board, President and Chief Executive Officer	2003	Senior Vice President, MetLife (since 2000), MetLife Group, Inc. (since 2003); Manager, Chair of the Board of Managers, President and Chief Executive Officer, MetLife Advisers, since 2003; Chairman of the Board (since 2004) and Director (since 2003), Enterprise General Insurance Agency, Inc.; Director (since 2002) and Executive Vice President (since 2003), First MetLife Investors Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors; Director (since 2004) and Senior Vice President (since 1999), NELICO; Director, Cova Corporation (since 2000), General American (since 2004), Omega Reinsurance Corporation (since 2003); Director (since 2005), Travelers Asset Management International Company LLC, Travelers Investment Adviser, Inc.; Director and Chairman (since 2005), CitiStreet Funds, Inc.; Director and President (since 2005), MetLife Investment Funds Management LLC^; Senior Vice President (since 2005), The Travelers Insurance Company, The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company; formerly, Senior Vice President, New England Zenith Fund (“Zenith Fund”)**.	43

Arthur G. Typermass 43 Chestnut Street Garden City, NY 11530 Age: 68	Trustee	2003	Formerly, Senior Vice-President and Treasurer, MetLife, 1997-1998.	39

Non-Interested Trustees (1)

Each Trustee below is not an “interested person” (as defined by the 1940 Act).

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee (3)
Steve A. Garban† 226 Harris Drive State College, PA 16801 Age: 68	Trustee	2003	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.	39

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships (2)	Number of Portfolios in Fund Complex Overseen by Trustee (3)
Linda B. Strumpf Ford Foundation 320 E. 43rd Street New York, NY 10017 Age: 58	Trustee	2003	Vice President and Chief Investment Officer, Ford Foundation.	39

Michael S. Scott Morton† Massachusetts Institute of Technology (“MIT”) 50 Memorial Drive Cambridge, MA 02138 Age: 68	Trustee	2003	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.	39

H. Jesse Arnelle 400 Urbano Drive San Francisco, CA 94127 Age: 72	Trustee	2003	Counsel, Womble Carlyle Sandrie & Rice; Director, Textron Inc. (global multi-industry company)*; formerly, Director, Gannet Co. Inc. (diversified news and information company)*; formerly, Director, Eastman Chemical Company (global chemical company)*; formerly, Director, Waste Management, Inc.*; Director, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; Director, FPL Group Inc. (public utility holding company)*; Director, URS Corporation (engineering design services firm)*.	39

Nancy Hawthorne 60 Hyslop Road Brookline, MA 02445 Age: 55	Trustee	2003	Director and Chairman of the Board, Avid Technologies (computer software company)*; formerly, Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); Chief Executive Officer, Clerestory LLC (corporate financial advisor); formerly, Trustee, Zenith Fund**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Director, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Director, Perini Corporation (construction)*; formerly, Director, CGU (property and casualty insurance company); formerly, Director, Beacon Power Corporation (energy)*.	39

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee (3)
John T. Ludes 57 Water Street Marion, MA 02738 Age: 69	Trustee	2003	President, LFP Properties (consulting firm); Formerly, Trustee, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment).	39

Frances M. Hawk, CFA, CFP 108 Oxford Hill Lane Dowington, PA Age: 58	Trustee	2006	Member, Board of Managers, six variable annuity separate accounts of The Travelers Insurance Company*; Trustee, five mutual funds sponsored by The Travelers Insurance Company*. Formerly, Principal and Portfolio Manager, HLM Management Co., Inc. (SEC registered investment adviser); Formerly, Assistant Treasurer, United Technologies Corp., Inc., (diversified manufacturing company).	50

Officers(1)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years (2)
Jeffrey P. Halperin Metropolitan Life Insurance Company One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	38	Interim Chief Compliance Officer	2005	Assistant Vice President (since 2003), MetLife Group, Inc.; Assistant Vice President (since 2002), MetLife; Chief Compliance Officer (since 2005), MetLife Investment Funds Management LLC^.

John F. Guthrie, Jr. MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	62	Senior Vice President	2003	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President (since 2003), MetLife Group, Inc.; Vice President, NELICO; Vice President (since 2005), Met Investors Advisory, LLC; Vice President (since 2005), CitiStreet Funds, Inc.; Vice President (since 2005), MetLife Investment Funds Management LLC^; formerly, Senior Vice President, Zenith Fund**.

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years (2)
Alan C. Leland MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	53	Senior Vice President	2003	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer (since 2005), Met Investors Advisory, LLC; Vice President (since 2004), Met Investors Advisory, LLC; Vice President (since 2003), MetLife Group, Inc.; Vice President, MetLife; Senior Vice President, NELICO; President (since 2005), CitiStreet Funds, Inc.; Director and Vice President (since 2005), MetLife Investment Funds Management LLC^; Assistant Treasurer (since 2005), Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc.

Peter Duffy MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	50	Vice President and Treasurer	2003	Senior Vice President, MetLife Advisers (since 1998); Second Vice President (since 2003), NELICO; Vice President, MetLife (since 2004); Vice President (since 2004), MetLife Group, Inc.; Vice President (since 2005), Travelers Asset Management International Company LLC and Travelers Investment Adviser, Inc.; Treasurer and Chief Financial Officer (since 2005), Travelers Series Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer (since 2005), CitiStreet Funds, Inc.; formerly, Vice President and Treasurer, Zenith Fund**.

Thomas M. Lenz MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	47	Vice President and Secretary	2003	General Counsel and Secretary, MetLife Advisers; Assistant General Counsel, MetLife; Secretary and Chief Legal Officer (since 2005), CitiStreet Funds, Inc.; formerly, Vice President and Secretary, Zenith Fund**.

*	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	Following the sale of all of its assets to the Met Series Fund on May 1, 2003, the Zenith Fund deregistered as an investment company with the Securities and Exchange Commission on January 29, 2004.
(†)	Served as a trustee, director and/or officer of one or more of the following companies, each of which had a direct or indirect advisory relationship with MetLife Advisers or its affiliates prior to January 31, 2005: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (the “State Street Research Funds”).
^	Effective May 1, 2006, CitiStreet Funds Management LLC changed its name to MetLife Investment Funds Management LLC.

(1)	Positions during the past five years with the Fund, Met Series Fund, MetLife, MetLife Advisers, the Zenith Fund, NELICO, or New England Securities Corporation are omitted if not materially different.
(2)	The Fund Complex includes the Fund (1 portfolio), the Met Series Fund (38 portfolios), variable annuity separate accounts of the Travelers Insurance Company (6 accounts), mutual funds sponsored by the the Travelers Insurance Company (5 funds) and CitiStreet Funds, Inc. (4 portfolios).
(3)	Elected Trustee of the Fund on April 28, 2006.

The Fund’s Trustees also serve as directors of Met Series Fund, a registered investment company consisting of 38 portfolios. Each officer of the Fund serves in the same position with Met Series Fund. MetLife Advisers serves as investment adviser to Met Series Fund, and MetLife serves as principal underwriter to Met Series Fund. MetLife serves as subadviser to five portfolios of Met Series Fund.

Trustee Beneficial Ownership

The following table states the dollar range of equity securities beneficially owned by a Trustee in the Fund and in all registered investment companies in the Fund’s family of investment companies.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Arthur G. Typermass	None	Over $100,000(1)

(1)	Represents ownership, as of December 31, 2005, of insurance products that utilize portfolios of Met Series Fund as an investment vehicle. Shares of the Fund and Met Series Fund are not held directly by individuals.

Committees of the Board

The Trustees have delegated certain authority to an Audit Committee, which is comprised of Messrs. Steve Garban, John Ludes and Michael Scott Morton and Ms. Linda Strumpf, all of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (“Independent Trustees”). The Audit Committee reviews financial and accounting controls and procedures; recommends the selection of the independent registered public accounting firm; reviews the scope of the audit; reviews financial statements and audit reports; and reviews the independence of the independent registered public accounting firm and approves fees and assignments relating to both audit and non-audit activities of the independent accountants. Ms. Strumpf currently serves as chair of the Audit Committee.

The Board has also established a Contract Review Committee. The Contract Review Committee is comprised of Messrs. Garban and Scott Morton and Ms. Nancy Hawthorne. Mr. Garban currently serves as chair of the Contract Review Committee. From time to time, the Contract Review Committee reviews and makes recommendations to the Board as to contracts that require approval of a majority of the Independent Trustees and any other contracts that may be referred to it by the Board.

The Governance Committee is comprised of Messrs. H. Jesse Arnelle and Scott Morton and Ms. Hawthorne. Mr. Scott Morton currently serves as the chair of the Governance Committee. The Governance Committee reviews periodically Board governance practices, procedures and operations, the size and composition of the Board of Trustees, Trustee compensation and other matters relating to the governance of the Fund.

The Trustees have established a Nominating Committee of the Board, which is comprised of Messrs. Arnelle and Scott Morton and Ms. Hawthorne. Mr. Scott Morton currently serves as chair of the Nominating Committee. The Nominating Committee evaluates the qualifications of the Fund’s candidates for Independent Trustee positions and makes recommendations to the Independent Trustees with respect to nominations for Independent Trustee membership on the Fund’s Board. The Nominating Committee considers Independent Trustee candidates in connection with Board vacancies and newly created Board positions.

The Nominating Committee will consider nominees for Independent Trustees recommended by shareholders. The Board has adopted procedures that a shareholder must follow to properly submit a recommendation to the Nominating Committee. Recommendations must be in a writing submitted to the Fund’s Secretary, c/o MetLife Advisers, LLC, 501 Boylston Street, Boston, MA 02116, and must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares, if any, of each Portfolio (and class) of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Independent Trustees pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) information regarding the candidate that will be sufficient for the Fund to make a determination as to whether the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended); (ii) the written and signed consent of the candidate to be named as a nominee and to serve as an Independent Trustee if elected; (iii) the name of the recommending shareholder as it appears on such Fund’s books; (iv) the number of shares of each Portfolio (and class) of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Nominating Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law. The Nominating Committee accepts recommendations on a continuous basis.

During 2005, the Audit Committee and the Governance Committee each met three times and the Contract Review Committee met once. The Nominating Committee did not meet in 2005.

Trustees Fees

The officers and Trustees of the Fund who are affiliates of MetLife Advisers or MetLife receive no compensation from the Fund for their services in such capacities, although they may receive compensation from MetLife, MetLife Advisers or any affiliate for services rendered in other capacities.

Each Trustee who is not currently an active employee of MetLife or its affiliates also serves as director and member of the same committees of Met Series Fund and for serving in all capacities receives an aggregate retainer fee at the annual rate of $56,000, plus aggregate attendance fees of $6,000 for each Trustees’ meeting attended, aggregate attendance fees of $2,500 for each committee meeting attended (provided that, if the Governance Committee and the Nominating Committee hold a joint meeting, each attendee receives $2,500 in aggregate for that meeting) and reimbursement for out-of-pocket expenses related to such attendance. The chair of the Audit Committee, the Governance Committee and the Nominating Committee, and the chair of the Contract Review Committee each receives an aggregate fee of $2,500 for each full calendar year during which he/she serves as such chair. The Lead Independent Trustee of the Fund, Mr. Garban, who was appointed on February 5, 2004, receives an aggregate annual retainer fee of $5,000. These fees are allocated among the Portfolio and the portfolios of Met Series Fund based on a formula that takes into account, among other factors, the net assets of the Portfolio and each portfolio of Met Series Fund.

During the fiscal year ended December 31, 2005, the persons who were Trustees of the Fund received the amounts set forth below.

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex Paid to Trustees(a)
Linda B. Strumpf	$3,062	$99,000
Steve A. Garban	$3,139	$105,625
H. Jesse Arnelle	$2,907	$94,000
Michael S. Scott Morton	$3,294	$110,625
Arthur G. Typermass	$2,598	$84,000
Toby Rosenblatt (b)	$572	$22,250
Nancy Hawthorne	$2,830	$91,500
John T. Ludes	$2,985	$96,500
Frances M. Hawk (c)	$0	$0

(a)	As of December 31, 2005, the Fund and the Fund Complex included the Met Series Fund and the State Street Research Funds. As of January 31, 2005, the State Street Research Funds, which comprised 19 portfolios, was no longer included in the Fund Complex. “Total Compensation from the Fund and Fund Complex Paid to Trustees” is for the 12 months ended December 31, 2005.

(b)	Resigned from the Board of Trustees on February 10, 2005.
(c)	Elected Trustee of the Fund on April 28, 2006.

The Fund provides no pension or retirement benefits to Trustees.

At April 24, 2006, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund or its Portfolio. As of that date, the following Qualified Plan owned of record 5% or more of the outstanding shares of the Fund or its Portfolio:

Principal Holder	Percentage Owned
China Airlines, LTD 401(k) Thrift Plan 200 Continental Boulevard El Segundo, CA 90245	7.00%

ADVISORY ARRANGEMENTS

Advisory Structure. Pursuant to the advisory agreement, MetLife Advisers has agreed to manage the investment and reinvestment of assets of the Portfolio. MetLife Advisers has delegated certain of these responsibilities, including responsibility for determining what investments the Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to the subadviser under the subadvisory agreements described below.

In each case, advisory services are provided subject to the supervision and control of the Fund’s Trustees. The advisory agreement also provides that MetLife Advisers will furnish or pay the expenses of the Portfolio for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

MetLife Advisers is a Delaware limited liability company. NELICO owns all of the voting interest in MetLife Advisers. NELICO is a direct wholly-owned subsidiary of MetLife. MetLife is wholly-owned by MetLife, Inc., a public company traded on the New York Stock Exchange. The members of MetLife Advisers include each insurance company the separate accounts of which invest in registered investment companies to which MetLife Advisers serves as investment adviser. Each member’s interest in MetLife Advisers entitles the member to share in the profit and loss of MetLife Advisers in proportion to the profit and loss of MetLife Advisers attributable to customers of that insurance company.

Subject to the supervision of MetLife Advisers, MetLife, pursuant to a Sub-Investment Management Agreement (hereinafter referred to as the “subadvisory agreement”), manages the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, makes investment decisions for the Portfolio and employs professional advisers and securities analysts who provide research services to the Portfolio. The Portfolio pays no direct fees to the subadviser.

Advisory Fees

The Fund pays MetLife Advisers compensation at the annual percentage rate of 0.25% of the Portfolio’s average daily net asset value, subject to the fee reductions or deferrals described above in the section entitled “Expense Agreement” under “Expenses.”

For the fiscal years ended December 31, the Portfolio paid the following amounts in advisory fees to MetLife Advisers for 2005 and 2004, respectively: $216,436 and $103,354. Because the Portfolio commenced operations on January 2, 2004, it did not pay advisory fees for the fiscal year ended December 31, 2003.

Subadvisory Fees

MetLife Advisers pays MetLife a subadviser fee for the Portfolio equal to the costs incurred by MetLife in providing subadviser services to the Portfolio.

For the fiscal years ended December 31, MetLife Advisers paid the following amounts in subadvisory fees to MetLife with respect to the Portfolio for 2005 and 2004, respectively: $20,324 and $9,508. Because the Portfolio commenced operations on January 2, 2004, it did not pay subadvisory fees for the fiscal years ended December 31, 2003.

Advisory Agreement and Subadvisory Agreement

The advisory and subadvisory agreements provide that they will continue in effect after two years from the date of their execution only if approved at least annually thereafter (i) by the Board of Trustees of the Fund, or by the vote of a majority of the outstanding shares of the Portfolio, and (ii) by vote of a majority of those Trustees who are not interested persons of the Fund or the Portfolio’s investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval.

If required by law, subject to the SEC exemption obtained by MetLife Advisers and the Fund, any amendment to the advisory or subadvisory agreements or any such new agreements must be approved by vote of a majority of the outstanding voting securities of the Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) the Fund or (ii) the Portfolio’s investment adviser or subadviser.

The advisory agreement may be terminated without penalty by the Trustees or by the shareholders of the Portfolio, upon sixty days’ written notice, or by the investment adviser, upon sixty days’ written notice. The subadvisory agreement may be terminated without penalty by the Trustees or by the shareholders of the Portfolio, upon sixty days’ written notice to the adviser and subadviser, by the adviser on thirty days’ written notice to the subadviser and the Fund, or by the subadviser on sixty days’ written notice to the adviser and the Fund. The advisory and subadvisory agreements terminate automatically in the event of “assignment,” as defined in the 1940 Act.

The advisory agreement provides that MetLife Advisers shall pay the organization costs of the Fund relating to the Portfolio and the expenses of the Fund relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform its obligations under the advisory agreement. The Fund assumes and shall pay (or cause to be paid) all other Fund expenses.

The advisory agreement provides that MetLife Advisers shall not be liable in connection with the performance of its administrative services in the absence of any willful or negligent act or omission, and in connection with the performance of its advisory services in the absence of willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations and duties, or violations of applicable law. The subadvisory agreement provides that the subadviser shall not be subject to any liability in connection with the performance of its portfolio management services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Certain officers and employees of the subadviser have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies, and accounts of affiliates) that may invest in securities in which the Portfolio may invest. Where the subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

It is the subadviser’s policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

It is believed that the ability of the Portfolio to participate in larger volume transactions in this manner will in some cases produce better executions for the Portfolio. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Portfolio or the price at which a security may be sold. The Trustees of the Fund are of the view that the benefits to the Portfolio of retaining the subadviser outweigh the disadvantages, if any, that might result from participating in such transactions.

Portfolio Managers

MetLife, the subadviser to the Portfolio, has provided the Fund with the following information regarding each portfolio manager identified in the Prospectus. The table below lists the number of other accounts managed by each such portfolio manager as of December 31, 2005 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the table also lists the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below the table, MetLife has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager’s management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. MetLife has also provided a description of the structure of, and the method used to determine, the portfolio managers’ compensation as of December 31, 2005. As of December 31, 2005, no portfolio manager identified in the Prospectus beneficially owned equity securities in the Portfolio.

Other Accounts Managed

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stacey Lituchy	Registered investment companies	2	$7,358,865,477	0	N/A
	Other pooled investment vehicles	19	$9,519,293,817	0	N/A
	Other accounts	7	$1,526,677,853	0	N/A

Urmil Shah	Registered investment companies	1	$6,292,541,970	0	N/A
	Other pooled investment vehicles	11	$4,964,619,554	0	N/A
	Other accounts	6	$1,453,887,853	0	N/A

Norman Hu	Registered investment companies	1	$6,292,541,970	0	N/A
	Other pooled investment vehicles	11	$4,964,619,554	0	N/A
	Other accounts	6	$1,453,887,853	0	N/A

Mirsad Usejnoski	Registered investment companies	1	$6,292,541,970	0	N/A
	Other pooled investment vehicles	11	$4,964,619,554	0	N/A
	Other accounts	6	$1,453,887,853	0	N/A

Material Conflicts of Interest

MetLife is not aware of any material conflicts of interest that may arise in connection with the portfolio managers’ management of the Portfolio and the investments of the other accounts included in the table above. All accounts are index funds and are managed as such.

Compensation

The portfolio managers are compensated following MetLife’s compensation methodology, which applies to all employees. Employees receive a salary and are eligible to receive an incentive bonus. The portfolio managers receive a majority of their compensation in the form of base salary. The size of the incentive pool is based on various factors, including MetLife-wide performance and business unit performance. The bonus for each individual is based on a number of qualitative and quantitative performance factors. These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork. Years of experience and level of responsibility also are factors in determining bonus size. This bonus is not tied directly to the performance of the Portfolio or the other accounts included in the table above. All employees are eligible for participation in MetLife’s retirement plan, which applies to all company employees.

As an officer of MetLife, Ms. Lituchy is eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation. Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs). LTIs may be comprised of stock options, performance shares and cash. They give eligible employees a stake in MetLife’s long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success. Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant. Eligible employees have a ten-year exercise period for vested options. Performance shares are awarded to certain senior officers as part of a three-year plan. At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period. The primary performance measures are total shareholder return and operating earnings per share. Adjusted performance share awards can range from zero to 200% of the original grant.

Proxy Voting Policies

The Board of Trustees of the Fund and MetLife Advisers have delegated to the subadviser responsibility for voting the proxies relating to securities held by the Portfolio as part of the subadviser’s general management of Portfolio assets, subject to the continuing oversight of the Board and MetLife Advisers. The Fund believes that the subadviser, which purchases and sells securities for the Portfolio and analyzes the performance of the Portfolio’s securities, is in the best position and has the information necessary to vote proxies in the best interest of the Portfolio and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on the one hand, and the interests of the adviser, subadviser or any other affiliated person of the Fund, on the other hand.

MetLife has adopted policies and procedures (the “Voting Policies”) that it uses on the Portfolio’s behalf to vote proxies related to securities owned by the Portfolio. The Voting Policies have been designed to ensure that proxies are voted in the best interests of MetLife’s clients, including the Portfolio, in accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940 and other applicable law. The guiding principle by which MetLife votes on matters submitted to security holders is the maximization of economic value of its clients’ holdings.

MetLife has reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MetLife on behalf of its clients must be made in the best interest of its clients and with the intent to maximize the economic value of its holdings, MetLife has adopted detailed proxy voting guidelines (the “Guidelines”) that set forth how MetLife plans to vote on specific matters presented for shareholder vote. The Guidelines are the governing position on any matter specifically addressed by the Guidelines.

Certain aspects of the administration of the Voting Policies are governed by a Proxy Policy Committee of MetLife (the “Committee”), comprised of senior investment personnel, and legal and compliance personnel.

MetLife has retained Institutional Shareholder Services (“ISS”) to handle the administrative aspects of voting proxies for the accounts of its clients. ISS monitors the accounts and their holdings to be sure that proxies are received and votes are cast in accordance with the guidelines provided by MetLife. In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines. In order to address that issue, MetLife has subscribed to a service offered by ISS called “Smart Voter Plus.” Under the Smart Voter Plus service, any proxy that is not governed by the Guidelines will be voted in accordance with ISS’s guidelines which have been reviewed and approved by the Securities Investments Section of the MetLife Law Department. In addition, the Administrative Manager of the Quantitative Equity Strategies Unit of the Investment Department on a regular basis monitors matters presented for shareholder votes and tracks the voting of the proxies.

Because the Guidelines have been pre-established by MetLife, application of the Guidelines to vote proxies should address most possible material conflicts of interest. MetLife, however, reserves the right to override the Guidelines with respect to a particular shareholder vote when, taking into consideration all relevant facts and circumstances at the time of the vote, such an override is consistent with the guiding principle of maximizing economic value for the Portfolio. In connection with any such override, the Committee must first make a determination whether there is any material conflict of interest between MetLife, on the one hand, and the relevant advisory clients, on the other. Overrides are subject to specific procedures designed to ensure that voting decisions are not influenced by material conflicts of interest, as summarized below.

Whenever a material conflict of interest between the Portfolio’s shareholders and MetLife or anyone affiliated with MetLife is identified in connection with an override, a special meeting of the Committee will be called and the matter will be presented to the Committee for consideration. As part of its deliberations, the Committee will review, as appropriate, information pertinent to the proposed vote, the issuer, the material conflict of interest, and certain other relevant information. After reviewing this information, the Committee will arrive at a decision based on the guiding principle of seeking the maximization of the economic value of its clients’ holdings.

MetLife’s Voting Policies are subject to change at any time without notice.

Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

DISTRIBUTION AGREEMENT

Under a Distribution Agreement with the Fund, MetLife Securities, Inc. (the “Distributor”), located at 200 Park Avenue, New York, New York 10166, serves as the general distributor of shares of the Portfolio, which are sold at the net asset value without any sales charge. MetLife Securities, Inc. is at wholly-owned subsidiary of MetLife, Inc., an affiliated person of MetLife Advisers and MetLife.

The offering of the Portfolio’s shares is continuous. Shares are offered for sale only to Qualified Plans. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

Pursuant to the Distribution Plan (the “Plan”) adopted under Rule 12b-1 under the 1940 Act for the Portfolio, the Fund compensates the Distributor from assets for services rendered and expenses borne in connection with activities primarily intended to result in sales.

The Plan provides that the Fund, on behalf of the Portfolio, may pay up to 0.50% of the average daily net assets of the Portfolio for activities in connection with the distribution of those shares. Under the Distribution Agreement, however, such payments are currently limited to 0.25%. The amounts the Fund pays the Distributor for the Portfolios will be used to compensate the Distributor, its affiliates, other financial intermediaries and third party broker-dealers for the services listed below.

The Plan is what is known as a “compensation plan” because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Trustees of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. Some or all of the Distribution fee paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to the following:

(a)	printing and mailing of prospectuses, statements of additional information and reports for investors in shares of the Fund;

(b)	the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

(c)	holding seminars and sales meetings designed to promote the distribution of shares;

(d)	obtaining information and providing explanations to Qualified Plan trustees or participants regarding the Portfolio’s investment objective and policies, and other information about the Portfolio, including its performance;

(e)	training sales personnel regarding the Fund;

(f)	personal services and/or maintenance of Qualified Plan accounts with respect to shares attributable to such accounts;

(g)	compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of shares; and

(h)	compensation to financial intermediaries and broker-dealers to pay or reimburse them for the services or expenses in connection with the distribution of the Fund.

The Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (“Qualified Trustees”), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit the Fund and its shareholders and has approved the Plan’s adoption. The Fund anticipates that the Plan will enhance sales and increase or help to maintain the assets of the Portfolio, which over time, may allow the shareholders and beneficial owners to benefit from certain economies of scale with respect to fixed costs of the Portfolio.

The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund’s Board of Trustees, including a majority of the Qualified Trustees or by a vote of the outstanding voting securities cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated at any time by vote of a majority of the outstanding shares of the Portfolio or by vote of a majority of the Qualified Trustees. The Plan also provides that it may not be amended to increase materially the amount of fees payable thereunder without the approval of the shareholders.

The Distributor has informed the Fund that expenses incurred and costs allocated in connection with activities primarily intended to result in the sale of shares of the Portfolio were as follows for the fiscal year ended December 31, 2005:

Category of Expense
Advertising	$0
Printing and mailing of Prospectuses to other than current shareholders	$0
Compensation to underwriters	$0
Compensation to broker-dealers	$0
Compensation to sales personnel	$0
Interest, carrying and other financial charges	$0
Shareholder servicing or personal account maintenance fees	$220,918

Total:	$220,918

OTHER SERVICES

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund’s custodian and fund accounting agent. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Portfolio and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Portfolio. Upon instruction, State Street Bank receives and delivers cash and securities of the Portfolio in connection with Portfolio transactions and collects all dividends and other distributions made with respect to Portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Portfolio on a daily basis.

Independent Registered Public Accounting Firm. The Board of Trustees annually approves an independent auditor which is an expert in accounting and auditing. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, the Fund’s independent auditor, assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The Fund’s financial statements for the twelve months ended December 31, 2005 are incorporated by reference into this SAI have been audited by Deloitte & Touche LLP. The Fund relies on this firm’s report which appears with the financial statements.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Some of the Fund’s portfolio transactions are placed with brokers and dealers who provide the investment adviser or subadviser with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment adviser or subadviser. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment adviser or subadviser. The services may also be used by the investment adviser or subadviser in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

In placing orders for the purchase and sale of portfolio securities, the subadviser of the Portfolio selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. In the case of equity securities, this does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

The subadviser may cause the Portfolio to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount another broker-dealer would have charged effecting that transaction. The subadviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the subadviser’s overall responsibilities to the Fund and its other clients. The subadviser’s authority to cause the Portfolio to pay such greater commissions is also subject to such policies as the Trustees of the Fund may adopt from time to time.

The following services may be considered by the subadviser when selecting brokers:

•	Recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy;

•	Seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy;

•	Access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation;

•	Products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, computer equipment, software, information and accessories; and

•	Statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements.

Research services provided by brokers through which the subadviser effects securities transactions on behalf of the Portfolio may be used by the subadviser in servicing all of its accounts. Therefore, not all of these services may be used by the subadviser in connection with the Fund.

For the fiscal years ended December 31, the Fund paid the following amounts in brokerage commissions for the Portfolio for 2005 and 2004, respectively: $16,031 and $14,701. Because the Portfolio commenced operations on January 2, 2004, it did not pay brokerage commissions for the fiscal year ended December 31, 2003.

For the fiscal year ended December 31, 2005, the Portfolio paid no commissions to brokers because of research services provided.

The Board of Trustees has adopted policies which authorize the subadviser to place trades, consistent with best execution, with certain brokers that have agreed to apply a portion of their commissions to the Portfolio’s expenses.

The Board of Trustees has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

Regular Broker-Dealers

The table below sets out the name of the regular broker or dealer (or parent) and the aggregate value of the securities of the regular broker or dealer (or parent) held by the Portfolio as of December 31, 2005.

Regular Broker or Dealer	Aggregate Value of Securities of Regular Broker- Dealer or Parent Held by Portfolio as of December 31, 2005
Bank of America	$1,512,336
Citigroup	$2,003,270
Goldman Sachs	$469,845
JP Morgan Chase	$1,133,189
Lehman Brothers	$280,180
Morgan Stanley	$499,085

Portfolio Turnover

The portfolio turnover rate of the Portfolio for the life of the Portfolio is included in the Prospectus under “Financial Highlights.” The Portfolio’s turnover rate may vary significantly from time to time depending on the volatility of economic and market conditions. Variations in portfolio turnover rates may also be due to fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser.

CODE OF ETHICS

The Fund, MetLife, MetLife Advisers and MetLife Securities, Inc. have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Fund might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of the Portfolio of the Fund from engaging in personal securities investing, it does regulate such personal securities investing so that conflicts of interest may be avoided.

DESCRIPTION OF THE FUND

The Fund, an open-end management investment trust registered under the 1940 Act, was organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), dated August 22, 2003.

The Portfolio is classified under the 1940 Act as “diversified.”

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares. These shares may be divided into different series, each of which is a separately managed pool of assets of the Fund that may have a different investment objective and different investment policies from the objective and policies of another series. The Fund currently has only one series of shares: the MetLife Stock Index Portfolio II. The Trustees may, without shareholder approval, create additional series of shares representing additional investment portfolios. Any such series may, without shareholder approval, be divided into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine consistent with Rule 18f-3. The Portfolio currently offers one class of shares.

Each share of the Portfolio represents an equal proportionate interest in the Portfolio with each other share and is entitled to a proportionate interest in the dividends and distributions of the Portfolio. The shares do not have preemptive rights. Upon liquidation of the Portfolio, whether pursuant to a liquidation of the Fund or otherwise, shareholders of the Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

The Declaration of Trust provides for the perpetual existence of the Fund. The Fund or the Portfolio, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares. The Declaration of Trust further provides that the Trustees may terminate the Fund or the Portfolio upon written notice to the shareholders thereof.

Under the Declaration of Trust, the Trustees may reorganize, merge, consolidate or sell substantially all of the assets of the Fund or the Portfolio without shareholder approval, subject to compliance with applicable law.

The assets received by the Fund for the issue or sale of shares of the Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are segregated and charged with the expenses of the Portfolio and with a share of the general expenses of the Fund.

Voting Rights

Each whole share (or fractional share) shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) determined at the close of business on the record date for the relevant meeting. Shares have noncumulative voting rights.

Under the Declaration of Trust, no annual or regular meeting of shareholders is required. There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the

1940 Act (i) the Fund will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if there is a vacancy on the Board of Trustees, unless, after filling such vacancy, at least two-thirds of the Trustees holding office will have been elected by the shareholders, such vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more holders of shares who have held shares for at least six months and who have, in the aggregate, a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor trustees.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except (i) to change the Fund’s name or to cure technical problems in the Declaration of Trust, (ii) to establish, designate, combine or modify new and existing classes and/or series of Fund shares or other provisions relating to Fund shares in response to applicable laws or regulations or (iii) to consolidate, merge or transfer assets of the Trust or a series.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of a Portfolio’s property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio in which the shareholder owns shares. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Portfolio itself would be unable to meet its obligations. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws of the Fund provide for indemnification by the Fund of the Trustees and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund’s shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

TAXES

The following discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Internal Revenue Code, the Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to an amount that does not exceed 10% of the outstanding voting securities of such issuer or 5% of the value of the Portfolio’s total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. In addition, a series that is a RIC must distribute to its shareholders with respect to each taxable year at least 90% of the sum of its taxable net investment income (including, for this purpose, the excess, if any, of any net short-term capital gains over net long-term capital losses for such year), and 90% of its tax-exempt interest income, for such year (reduced by certain expenses).

If the Portfolio fails to qualify as a RIC for any taxable year, all of its income will be subject to tax at corporate rates, and its distributions (including distributions of net tax-exempt income and net long-term capital gains) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio’s current and accumulated earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Distributions by the Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Portfolio as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Portfolio) from such a plan.

The Portfolio is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and capital gain net income (the excess of all capital gains over all capital losses) for the one-year period ending on October 31 of that year (or later if the series is permitted to elect and so elects), plus any retained amount from the prior year. The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolio believes that it is not subject to the excise tax, it intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of its shareholders.

Dividends declared and payable to shareholders of record on a date in October, November, or December of any year will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.

The Portfolio’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio’s yield on those securities would be decreased. The Portfolio generally will not be eligible to elect to “pass-through” to shareholders foreign income taxes that it pays and shareholders will not, therefore, be entitled to take a credit or a deduction for such taxes.

Investment by the Portfolio in “passive foreign investment companies” (“PFICs”) could subject the Portfolio to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio also may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The Portfolio may also elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return.

Under Treasury Regulations, if a shareholder recognizes a loss on a disposition of a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, a Qualified Plan), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of a Qualified Plan. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

TRANSFER AGENT

The transfer agent and the dividend paying agent for the Fund, State Street Bank and Trust Company, is located at 225 Franklin Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Portfolio and the related reports of Independent Registered Public Accounting Firm included in the annual report for the Portfolio for the year ended December 31, 2005 are incorporated herein by reference to the Fund’s Annual Report as filed with the SEC on February 24, 2006.

INDEX SPONSOR

The Prospectus describes certain aspects of the limited relationship the index sponsor has with the Fund.

The MetLife Stock Index Portfolio II is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of this Portfolio or any member of the public regarding the advisability of investing in securities generally or in this Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Licensee is S&P’s grant of permission to the Licensee to use the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or this Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of this Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of this Portfolio or the timing of the issuance or sale of this Portfolio or in the determination or calculation of the equation by which this Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of this Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THIS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THERE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX A-1

DESCRIPTION OF BOND RATINGS

Moody’s Investors Service, Inc.

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See Note 1.

Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody’s, the reason may be one of the following:

(1)	An application for rating was not received or accepted.

(2)	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

(3)	There is a lack of essential data pertaining to the issue or issuer.

(4)	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the category, 2 the mid-range and 3 nearer the low end.

Standard & Poor’s Ratings Group

AAA

This is the highest rating assigned by Standard & Poor’s Corporation (“S&P”) to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A

Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The rating C is reserved for income bonds on which no interest is being paid.

D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

APPENDIX A-2

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Corporation

A-1

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted “A-1+.”

A-2

Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Moody’s Investors Service, Inc.

P-1

The rating P-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”).

P-2

Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Among the factors considered by Moody’s in assigning ratings are the following:

(1) evaluation of the management of the issuer;

(2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

(3) evaluation of the issuer’s products in relation to competition and customer acceptance;

(4) liquidity;

(5) amount and quality of long-term debt;

(6) trend of earnings over a period of ten years;

(7) financial strength of a parent company and the relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust of Fund dated August 22, 2003, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A, filed on August 26, 2003.

(a)(2)	Amendment to Agreement and Declaration of Trust dated October 20, 2003, is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2003.

(b)	Bylaws of Fund, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A, filed on August 26, 2003.

(c)	None.

(d)(1)	Investment Management Agreement between the Fund, on behalf of the Portfolio, and MetLife Advisers, LLC with respect to the Portfolio dated November 6, 2003, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(d)(2)	Sub-Investment Management Agreement between the Fund, MetLife Advisers, LLC and Metropolitan Life Insurance Company with respect to the Portfolio dated November 6, 2003, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(e)	Distribution Agreement between MetLife Securities, Inc. and the Fund dated September 23, 2004, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(f)	None.

(g)	Custodian Agreement between the Fund and State Street Bank and Trust Company dated January 2, 2004, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(h)(1)	Transfer Agency Agreement between the Fund and State Street Bank and Trust Company dated December 31, 2004, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(h)(2)	Expense Agreement between the Fund and MetLife Advisers, LLC. *

(h)(3)	Powers of Attorney dated November 6, 2003 are incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2003.

(h)(4)	Power of Attorney dated April 27, 2004, is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on April 29, 2004.

(i)	Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on December 18, 2003.

(j)	Consent of Independent Auditors. *

(k)	None.

(l)	Subscription Agreement between the Fund and Metropolitan Life Insurance Company with respect to the Portfolio, is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2003.

(m)	Distribution Plan, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(n)	None.

(o)	None.

(p)(1)	Code of Ethics of the Fund, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(p)(2)	MetLife Advisers, LLC Code of Ethics, is incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

(p)(3)	Metropolitan Life Insurance Company Code of Ethics, is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2005.

(p)(4)	MetLife Securities, Inc. Code of Ethics, is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2005.

*	Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

See Article 5 of the Registrant’s Bylaws, which are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, filed on August 26, 2003.

See Section 7 of the Registrant’s Distribution Agreement, dated September 23, 2004, which Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2005.

The Registrant, at its expense, provides liability insurance for the benefit of its trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

MetLife Advisers, LLC, is the adviser of the Registrant. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of MetLife Advisers, LLC during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by MetLife Advisers, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-47459).

Metropolitan Life Insurance Company is the subadviser to the Portfolio. The list of each director and certain officers of Metropolitan Life Insurance Company indicating any other business, profession, vocation or employment of a substantial nature in which such person is or has been, at any time during the past tow fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV filed by Metropolitan Life Insurance Company pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13613).

Item 27. Principal Underwriters

(a)	MetLife Securities, Inc. serves as principal underwriter for Metropolitan Series Fund II.

(b)	Directors and Officers of MetLife Securities, Inc. are as follows:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Virgelan E. Aquino	Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Leonard M. Bakal	Vice President and Chief	Senior Vice President
One MetLife Plaza	Compliance Officer	and Chief Compliance Officer
27-01 Queens Plaza North
Long Island City, NY 11101

Richard J. Barquist	Vice President	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jacquelyn A. Bodino	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Renee Borchardt	Vice President	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash	Assistant Treasurer	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr	Secretary	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Marc A. Cohn	Vice President	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Robert J. Costello	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

David J. Decker	Vice President	None
260 Madison Avenue
New York, NY 10016

Patrick A. DeRose	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

William M. DiLodovico	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Johannes A. Etwaroo	Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Michael K. Farrell	Director and Chairman of the Board	None
10 Park Avenue
Morristown, NJ 07962

Daniel J. Flynn	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Charles E. Fuller	Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Grace C. Fuller	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Edward N. Gioella	Vice President	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Gregory M. Harrison	Assistant Vice President	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kathleen A. Henkel	Vice President	None
2 Montgomery Street
Jersey City, NJ 07302

Paul D. Hipworth	Chief Financial Officer	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Wayne A. Johnson	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

James W. Koeger	Assistant Treasurer	None
700 Market Street
St. Louis, MO 63101

Craig W. Markham	President and Director	None
700 Market Street
St. Louis, MO 63101

Kathy E. McLeod	Assistant Vice President	None
4100 Boy Scout Blvd.
Tampa, FL 33607

Sean G. McNamara	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Nancy Ricciardi	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Gary L. Stern	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

William J. Toppeta	Director	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Michael J. Vietri	Senior Vice President	None
177 South Commons Drive
Aurora, IL 60504

Jeffrey A. Wilk	Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Anthony J. Williamson	Treasurer	None
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Ronald R. Witkowski	Assistant Vice President	None
485E U.S. Highway 1 South
Iselin, NJ 08830

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

Metropolitan Series Fund II

501 Boylston Street

Boston, Massachusetts 02116

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Metropolitan Life Insurance Company

200 Park Avenue

New York, New York 10166

MetLife Securities, Inc.

200 Park Avenue

New York, New York 10166

Item 29. Management Services

None.

Item 30. Undertakings

Not applicable.

A copy of the Agreement and Declaration of Trust establishing Metropolitan Series Fund II is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of April, 2006.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Date: April 26th, 2006	/s/ Hugh C. McHaffie
Hugh C. McHaffie
President and Chief Executive Officer
(Principal Executive Officer)

*
Steve A. Garban
Trustee

*
Linda Strumpf
Trustee

*
Michael S. Scott Morton
Trustee

*
Arthur G. Typermass
Trustee

*
H. Jesse Arnelle Trustee

*
Nancy Hawthorne
Trustee

*
John T. Ludes
Trustee

/s/ Peter H. Duffy
Peter H. Duffy
Vice President and Treasurer
(Principal Financial and Accounting Officer)

* By:	/s/ Thomas M. Lenz
Thomas M. Lenz
Attorney-in-Fact

EXHIBIT INDEX

(h)(2)   Expense Agreement between the Fund and MetLife Advisers, LLC.

(j)         Consent of Independent Auditors.